Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses
	For the year ended December 31
	2023	2022	2021
	USD thousands
Salaries, wages and related expenses	2,323	2,382	1,721
Share-based payments (see also Note 11)	768	768	557
Service providers	13,943	13,170	9,549

	17,034	16,320	11,827